Trading derivatives (assets and liabilities) and short positions	12 Months Ended
Dec. 31, 2025
Trading Derivatives And Short Positions [Abstract]
Trading derivatives (assets and liabilities) and short positions	Trading derivatives (assets and liabilities) and short positions
a) Trading Derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2025		2024		2023
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	29,550	23,728	30,834	24,754	31,480	26,014
Currency risk	24,755	20,508	29,395	29,110	22,834	23,094
Price risk	1,858	2,279	1,765	1,632	1,279	904
Other risks	2,192	5,453	2,106	2,257	735	577
	58,355	51,968	64,100	57,753	56,328	50,589
b) Short positions
Following is a breakdown of the short positions (liabilities):

EUR million
	2025	2024	2023
Borrowed securities
Debt instruments	2,938	2,566	3,263
Of which:
Banco Santander, S.A.	1,555	1,347	1,383
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,358	1,199	1,881
Equity instruments	690	538	546
Of which:
Banco Santander, S.A.	429	358	312
Short sales
Debt instruments	40,387	32,726	22,365
Of which:
Banco Santander, S.A.	28,710	23,813	16,143
Banco Santander (Brasil) S.A.	7,417	5,950	3,462
Santander US Capital Markets LLC	3,396	2,382	2,442
	44,015	35,830	26,174